CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the year	$ 2,388,347	$ 1,539,294	$ 453,932
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	142,323	138,304	124,957
Change in asset retirement obligation	(29,314)	(16,973)	(10,799)
Stock-based compensation	10,642	33,437	103,001
Change in fair value warrant derivative liability	21,520	114,793
Unrealized foreign exchange loss (gain)	(49,478)	9,863	(25,799)
Purchase of trading securities	(801,932)	(556,385)	(169,035)
Proceeds on sale of trading securities	1,921,090	313,386	216,668
Net loss (gain) on sales of trading securities	(1,485,100)	31,723	(43,551)
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(105,270)	(36,748)	154,804
Decrease (increase) in inventory	(242,098)	4,455	85,266
Increase (decrease) in accounts payable and accrued liabilities	(172,871)	82,928	(32,357)
Net cash provided by operating activities	1,597,859	1,658,077	857,087
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(47,170)	(117,619)	(299,318)
Net cash used in investing activities	(47,170)	(117,619)	(299,318)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options			18,560
Repurchase of capital stock	(133,575)	(290,985)	(100,239)
Net cash (used in) provided by financing activities	(133,575)	(290,985)	(81,679)
Change in cash and cash equivalents and restricted cash during the year	1,417,114	1,249,473	476,090
Cash and cash equivalents and restricted cash at beginning of year	2,860,447	1,610,974	1,134,884
Cash and cash equivalents and restricted cash, end of the year	4,277,561	2,860,447	1,610,974
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	2,564,125	1,364,652	913,562
Restricted cash at beginning of year	296,322	246,322	221,322
Cash and cash equivalents and restricted cash at beginning of year	2,860,447	1,610,974	1,134,884
Cash and cash equivalents at end of year	3,981,239	2,564,125	1,364,652
Restricted cash at end of year	296,322	296,322	246,322
Cash and cash equivalents and restricted cash, end of the year	$ 4,277,561	$ 2,860,447	$ 1,610,974